Note 5 - Inventory (Details) - Inventory Schedule (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory Schedule [Abstract]
Finished goods	$ 654,970	$ 755,643
Work in process	131,666	240,070
	$ 786,636	$ 995,713